Share Capital (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Effect of Share-Based Compensation on Statements of Operations
1.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six Months Ended June 30,		Three Months Ended June 30,
	2018	2017	2018	2017
Research and development expenses	$5,261	$1,013	$2,788	$853
General and administrative expenses	6,989	860	4,921	723
	$12,250	$1,873	$7,709	$1,576